Stock-Based Compensation - Restricted Stock Units, 2014 Plan (Details) shares in Thousands	1 Months Ended					12 Months Ended
	Dec. 31, 2021 quarter shares	Jul. 31, 2021 quarter shares	Jun. 30, 2021 satellite shares	Mar. 31, 2021 satellite shares	Feb. 28, 2021 shares	Dec. 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, award vesting period						4 years
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units granted (in shares)						11,243
Certain employees and service providers | Restricted stock units | 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units granted (in shares)		285	164		8,533	11,243
Certain employees and service providers | Restricted stock units | 2014 Plan | First Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights percentage		25.00%	25.00%		50.00%
Stock-based compensation, award vesting period		180 days			180 days
Award vesting period option one			180 days
Award vesting period option two		1 year	1 year
Certain employees and service providers | Restricted stock units | 2014 Plan | Second Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights percentage					50.00%
Award vesting rights percentage, tranche one		75.00%	75.00%
Award vesting rights percentage, tranche two			25.00%
Award vesting period after first tranche		3 months	3 months
Number of consecutive quarters		12	12
Certain employees and service providers | March 2021 First Issuance Restricted stock units | 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units granted (in shares)				229
Certain employees and service providers | March 2021 First Issuance Restricted stock units | 2014 Plan | First Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights percentage				50.00%
Stock-based compensation, award vesting period				180 days
Certain employees and service providers | March 2021 First Issuance Restricted stock units | 2014 Plan | Second Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights percentage				50.00%
Award vesting period after first tranche				3 months
Number of consecutive quarters | satellite				8
Certain employees and service providers | March 2021 Second Issuance Restricted stock units | 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units granted (in shares)				137
Certain employees and service providers | March 2021 Second Issuance Restricted stock units | 2014 Plan | First Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights percentage				25.00%
Certain employees and service providers | March 2021 Second Issuance Restricted stock units | 2014 Plan | Second Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights percentage				50.00%
Certain employees and service providers | March 2021 Second Issuance Restricted stock units | 2014 Plan | Third Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights percentage				25.00%
Stock-based compensation, award vesting period				12 months
Certain employees and service providers | December 2021 First Issuance Restricted Stock Units (RSU) | 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units granted (in shares)	1,670
Certain employees and service providers | December 2021 First Issuance Restricted Stock Units (RSU) | 2014 Plan | First Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights percentage						25.00%
Stock-based compensation, award vesting period						1 year
Certain employees and service providers | December 2021 First Issuance Restricted Stock Units (RSU) | 2014 Plan | Second Tranche
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights percentage, tranche one						75.00%
Award vesting period after first tranche	3 months
Number of consecutive quarters | quarter	12
Certain employees and service providers | December 2021 Second Issuance Restricted Stock Units (RSU) | 2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units granted (in shares)	225
Award vesting rights percentage	33.33%